Acquisitions (Schedule Of Fair Values Of The Assets Acquired And Liabilities Assumed At The Acquisition Date) (Details) (USD $) In Thousands	Jun. 30, 2011	Jun. 17, 2011 AMS [Member]	Nov. 30, 2010 Qualitest [Member]	Nov. 30, 2010 Qualitest [Member] As Initially Reported [Member]	Nov. 30, 2010 Qualitest [Member] Measurement Period Adjustments [Member]	Sep. 20, 2010 Penwest Pharmaceuticals Co. [Member]	Sep. 20, 2010 Penwest Pharmaceuticals Co. [Member] As Initially Reported [Member]	Sep. 20, 2010 Penwest Pharmaceuticals Co. [Member] Measurement Period Adjustments [Member]	Jul. 02, 2010 HealthTronics, Inc. [Member] As Initially Reported [Member]	Jul. 02, 2010 HealthTronics, Inc. [Member] Measurement Period Adjustments [Member]	Jul. 02, 2010 HealthTronics, Inc. [Member] As Adjusted [Member]
Cash and cash equivalents		$ 47,289	$ 21,828	$ 21,828		$ 22,343	$ 22,343		$ 6,769		$ 6,769
Commercial paper		71,000
Marketable securities						800	800
Accounts receivable		73,868	93,228	93,228		10,866	10,885	(19)	33,111	277	33,388
Other receivables		791	1,483	1,483		131	132	(1)	1,006		1,006
Inventories		75,525	95,000	95,000		407	396	11	12,399		12,399
Prepaid expenses and other current assets		7,133	1,902	2,023	(121)	493	716	(223)	5,204		5,204
Income taxes receivable		11,179
Deferred income taxes		15,360	68,326	63,509	4,817	30,178	27,175	3,003	43,737	2,752	46,489
Property and equipment		57,372	135,807	135,807		915	1,115	(200)	30,687		30,687
Other intangible assets	1,390,000	1,390,000	836,000	843,000	(7,000)	111,200	111,200		65,866	7,258	73,124
Other assets		4,581				2,104	2,104		5,210		5,210
Total identifiable assets		1,754,098	1,253,574	1,255,878	(2,304)	179,437	176,866	2,571	203,989	10,287	214,276
Accounts payable		9,437	27,422	27,422		229	229		3,084		3,084
Accrued expenses		45,648	58,676	55,210	3,466	1,542	1,455	87	11,551	8,959	20,510
Deferred income taxes		(507,019)	205,265	207,733	(2,468)	40,330	39,951	379	20,377	1,999	22,376
Long-term debt		520,012	406,758	406,758					44,751	(1,291)	43,460
Income taxes payable						160	347	(187)
Penwest shareholder liability							20,815	(20,815)
Other liabilities		23,578	9,370	9,370		4,521	4,403	118	1,434	351	1,785
Total liabilities assumed		1,105,694	707,491	706,493	998	46,782	67,200	(20,418)	81,197	10,018	91,215
Net identifiable assets acquired		648,404	546,083	549,385	(3,302)	132,655	109,666	22,989	122,792	269	123,061
Noncontrolling interests									(60,119)	(3,108)	(63,227)
Goodwill		1,752,427	223,288	219,986	3,302	39,111	37,952	1,159	152,170	2,839	155,009
Net assets acquired		$ 2,400,831	$ 769,371	$ 769,371		$ 171,766	$ 147,618	$ 24,148	$ 214,843		$ 214,843